INFORMATION BY INDUSTRY SEGMENT (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Schedule of Industry Segment Data
The following table summarizes the industry segments for the years ended December 31, 2012, 2011, and 2010:

	Year Ended December 31,
(Dollars in thousands)	2012	2011	2010
Net Sales:
Coated papers	$1,177,050	$1,418,817	$1,314,961
Hardwood market pulp	140,816	150,111	164,948
Other	156,746	153,561	125,407
Total	$1,474,612	$1,722,489	$1,605,316
Operating Income (Loss):
Coated papers (1)	$(26,115)	3,470	(38,884)
Hardwood market pulp	9,215	33,357	49,267
Other	(15,470)	(12,945)	(14,193)
Total	$(32,370)	$23,882	$(3,810)
Depreciation, Amortization, and Depletion:
Coated papers	$90,740	$98,370	$100,902
Hardwood market pulp	18,000	17,249	18,313
Other	9,438	9,676	8,152
Total	$118,178	$125,295	$127,367
Capital Spending:
Coated papers	$57,807	$65,227	$59,067
Hardwood market pulp (2)	(325)	23,695	11,017
Other	2,427	1,350	3,562
Total	$59,909	$90,272	$73,646

(1)
Included here is the effect of $102.4 million in Restructuring charges, offset by $60.6 million in Other operating income, recognized in 2012, which is entirely attributable to the coated papers segment.

(2)
Included here is the effect, attributable to the pulp segment, of a $14.7 million cash inflow from governmental grants associated with a renewable energy project at our mill in Quinnesec, Michigan, due to spending in 2011.